                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06434

Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS July 31, 2004

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE           VALUE
---------   ---------------------------------------------------------------------    ------     --------     -------------
            TAX-EXEMPT MUNICIPAL BONDS  (137.3%)
            General Obligation (24.6%)
  $10,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                             0.00%    06/30/10     $   7,997,800
    3,000   Los Angeles, California, Ser A                                             5.00     09/01/24         3,075,150
    3,000   San Diego Unified School District, California, Ser 2003 E (FSA)            5.25     07/01/23         3,172,170
            Florida State Board of Education,
    5,000      Capital Outlay Refg 2002 Ser C (MBIA)**                                 5.00     06/01/19         5,249,150
    5,000      Capital Outlay Refg 2002 Ser C (MBIA)                                   5.00     06/01/20         5,222,950
            Honolulu City & County, Hawaii,
    2,500      ROLS RR II R 237-2 (MBIA)                                               9.28+++  03/01/25         2,697,625
    2,500      ROLS RR II R 237-3 (MBIA)                                               9.28+++  03/01/26         2,669,050
            Chicago, Illinois,
    8,000      Refg Ser 1992 (Ambac)                                                   6.25     01/01/11         9,232,480
    2,000      Refg 2001 A (MBIA)                                                      0.00++   01/01/21         1,520,720
    2,000      Refg 2001 A (MBIA)                                                      0.00++   01/01/22         1,508,480
            Illinois,
   10,000      Ser 2001 (MBIA)                                                        5.375     04/01/15        11,106,000
   10,000      Ser 2001 (MBIA)                                                        5.375     04/01/16        11,118,500
    3,000   Brainerd Independent School District 181, Minnesota, Ser 2002 A           5.375     02/01/18         3,258,300
               (FGIC)
    4,000   Clark County, Nevada, Transportation Impr Ltd Tax Ser 06/01/92 B           6.50     06/01/17         4,863,080
---------      Ser 06/01/92 B (Ambac)                                                                        -------------
   70,000                                                                                                       72,691,455
---------                                                                                                    -------------
            Educational Facilities Revenue  (4.4%)
    2,000   Arizona Board of Regents, University of Arizona Ser 2004 COPs (Ambac)      5.00     09/01/30         2,006,980
    2,000   University of California, Ser 2003 A (Ambac)                               5.00     05/15/21         2,078,440
            Fulton County Development Authority, Georgia,
      900      Morehouse College Ser 2000 (Ambac)                                      6.25     12/01/21         1,038,960
    1,700      Morehouse College Ser 2000 (Ambac)                                     5.875     12/01/30         1,855,057
    2,500   University of North Carolina, Ser 2000 (Ambac)                             5.25     10/01/20         2,648,850
    3,000   Utah Board of Regents, University of Utah - Huntsman Cancer                5.50     04/01/18         3,294,720
---------      Institute Refg Ser 2000 A (MBIA)                                                              -------------
   12,100                                                                                                       12,923,007
---------                                                                                                    -------------
            Electric Revenue (12.5%)
    5,000   California Department of Water Resources, Power Supply Ser                5.375     05/01/18         5,412,600
               2002 A (Ambac)
    9,325   South Carolina Public Service Authority Ser 2002 B (FSA)                  5.375     01/01/17        10,134,597
   10,000   Lower Colorado River Authority, Texas, Refg Ser 1999 A (FSA)              5.875     05/15/16        11,182,100
   10,000   Seattle, Washington, Light & Power Refg Rev 2001 (FSA)                    5.125     03/01/26        10,112,600
---------                                                                                                    -------------
   34,325                                                                                                       36,841,897
---------                                                                                                    -------------
            Hospital Revenue  (2.6%)
    5,000   Missouri Health & Education Authority, SSM Healthcare Ser 2001 A           5.25     06/01/28         5,092,200
               (Ambac)
    2,650   Montana Health Facilities Authority, Deaconess Billings Clinic Ser         8.98+++  02/25/25         2,716,648
---------      1994 (Ambac)                                                                                  -------------
    7,650                                                                                                        7,808,848
---------                                                                                                    -------------

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE           VALUE
---------   ---------------------------------------------------------------------    ------     --------     -------------
            Industrial Development/Pollution Control Revenue  (3.6%)
    5,000   Humboldt County, Nevada, Sierra Pacific Power Co Refg Ser 1987             6.55     10/01/13         5,216,500
               (Ambac)
    5,000   New York State Energy Research & Development Authority,                    5.50     01/01/21         5,278,250
---------      Brooklyn Union Gas Co 1996 Ser (MBIA)                                                         -------------
   10,000                                                                                                       10,494,750
---------                                                                                                    -------------
            Mortgage Revenue - Multi-Family  (2.9%)
    8,195   New Jersey Housing Mortgage Finance Agency, 1995 Ser A                     6.05     11/01/20         8,430,360
---------      (Ambac)                                                                                       -------------
            Mortgage Revenue - Single Family  (4.1%)
    1,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A               5.875     12/01/24         1,024,650
               (MBIA)
    9,530   New Jersey Housing Mortgage Finance Authority, Home Buyer                 5.875     10/01/31         9,731,464
               Ser 2000 CC (AMT) (MBIA)
    1,445   Virginia Housing Development Authority, 2001 Ser J (MBIA)                  5.20     07/01/19         1,478,972
---------                                                                                                    -------------
   11,975                                                                                                       12,235,086
---------                                                                                                    -------------
            Public Facilities Revenue (1.9%)
    2,500   College Park Business & Industrial Development Authority, Georgia,         5.75     09/01/26         2,702,650
                 Civic Center Ser 2000 (Ambac)
    3,000   Pennsylvania Public School Building Authority, Philadelphia School         5.00     06/01/33         2,979,390
---------      District Ser 2003 (FSA)                                                                       -------------
    5,500                                                                                                        5,682,040
---------                                                                                                    -------------
            Recreational Facilities Revenue  (5.8%)
            Iowa,
    3,600      Vision Iowa, Ser 2001 (MBIA)                                            5.50     02/15/19         4,078,044
    2,500      Vision Iowa, Ser 2001 (MBIA)                                            5.50     02/15/20         2,829,850
   10,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                          5.25     12/01/32        10,144,500
---------                                                                                                    -------------
   16,100                                                                                                       17,052,394
---------                                                                                                    -------------
            Transportation Facilities Revenue  (31.0%)
    5,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)              6.00     11/15/18         5,501,700
               (Ambac)
    5,000   Hillsborough County Port District, Florida, Tampa Port Authority           5.75     06/01/13         5,244,900
               Refg Ser 1995 (AMT) (FSA)
               Miami Dade County, Florida,
    2,155      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                        5.25     10/01/18         2,264,452
    2,270      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                        5.25     10/01/19         2,374,897
    5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                                 5.00     01/01/33         4,988,500
    5,000   Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)                                5.25     07/01/21         5,135,400
    2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 (AMT)         5.75     01/01/23         2,146,460
               (FSA)
    4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)           5.75     06/01/21         4,613,880
    2,500   Maryland Economic Development Corporation, Maryland Aviation              5.375     06/01/22         2,615,550
               Admin Ser 2003 (AMT) (FSA)
            Massachusetts,
    5,000      Special Obligation 2002 Ser A (FGIC)                                   5.375     06/01/18         5,421,550
    2,500      Special Obligation 2002 Ser A (FGIC)                                   5.375     06/01/19         2,698,775
    5,000   Minneapolis-St Paul Metropolitan Airports Commission, Minnesota,           5.25     01/01/32         5,121,450
               Ser 2001 C (FGIC)
    5,000   Nevada Department of Business & Industry, Las Vegas Monorail               0.00     01/01/21         2,129,700
               1st Tier Ser 2000 (Ambac)
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                          5.00     01/01/30         5,030,200

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE           VALUE
---------   ---------------------------------------------------------------------    ------     --------     -------------
            Metropolitan Transportation Authority, New York,
    6,805      State Service Contract Refg Ser 2002 B (MBIA)                           5.50     07/01/20         7,419,423
   10,000      Transportation Refg Ser 2002 A (Ambac)                                  5.50     11/15/17        11,090,700
    2,000      Transportation Refg Ser 2002A (FGIC)                                    5.00     11/15/25         2,031,740
            Pennsylvania Turnpike Commission,
    4,000      Ser R 2001 (Ambac)                                                      5.00     12/01/26         4,036,880
    4,000      2004 Ser A (Ambac)                                                      5.00     12/01/34         4,004,840
    5,000   Texas Turnpike Authority, Central Texas First Tier Ser 2002 A              5.50     08/15/39         5,222,950
               (Ambac)
    2,500   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)                      5.625     02/01/24         2,623,200
---------                                                                                                    -------------
   89,730                                                                                                       91,717,147
---------                                                                                                    -------------
            Water & Sewer Revenue (30.1%)
            Phoenix Civic Improvement Corporation, Arizona,
    1,000      Water 2001 (FGIC)                                                       5.50     07/01/23         1,123,020
    1,000      Water 2001 (FGIC)                                                       5.50     07/01/24         1,115,840
   10,000   Tampa Bay Water, Florida, Utility Ser 2001 B (FGIC)                        5.00     10/01/31        10,026,200
    2,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                     5.00     11/01/29         2,004,960
    5,000   Honolulu City & County, Hawaii, Wastewater Ser 2001 (Ambac)               5.125     07/01/31         5,047,050
   10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,       5.75     05/15/33        10,747,100
               Ser 1999 A (FGIC)
    3,800   Louisville Board of Water Works, Kentucky, Water Ser 2000 (FSA)            5.50     11/15/25         4,025,568
    3,375   Massachusetts Water Resources Authority, 2000 Ser A (FGIC)                 6.00     08/01/15         3,844,834
    5,000   Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC)                      5.125     07/01/31         5,038,300
    5,000   Grand Strand Water & Sewer Authority, South Carolina,                      5.00     06/01/31         5,007,700
               Refg Ser 2001 (FSA)
   10,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                   5.125     05/15/27        10,119,300
   15,000   Houston, Texas, Utilities System Revenue, 1st Lien Ser A                   5.25     05/15/23        15,766,650
            San Antonio, Texas,
    2,000      Water & Refg Ser 2002 (FSA)                                             5.50     05/15/18         2,197,880
    2,500      Water & Refg Ser 2002 (FSA)                                             5.50     05/15/20         2,718,575
            Wichita Falls,
    2,000      Water & Sewer Ser 2001 (Ambac)                                         5.375     08/01/20         2,146,180
    3,000      Water & Sewer Ser 2001 (Ambac)                                         5.375     08/01/24         3,129,630
    5,000   King County, Washington, Sewer Refg 2001 (FGIC)                            5.00     01/01/31         4,981,600
---------                                                                                                    -------------
   85,675                                                                                                       89,040,387
---------                                                                                                    -------------
            Other Revenue  (3.3%)
    6,000   California State Economic Recovery, Ser A                                  5.00     07/01/15         6,489,660
    3,000   Alexandria Industrial Development Authority, Virginia, Institute for       5.90     10/01/30         3,278,850
---------      Defense Analysis Ser 2000 A (Ambac)                                                           -------------
    9,000                                                                                                        9,768,510
---------                                                                                                    -------------
            Refunded  (10.5%)
    3,000   Denver, Colorado, Civic Center Office Building Ser 2000 B COPs             5.50     12/01/21+        3,400,830
               (Ambac)
   15,000   Delaware Health Facilities Authority, Medical Center of Delaware           6.25     10/01/06        16,351,350
               Ser 1992 (MBIA) (ETM)
    5,000   Hawaii, 1999 Ser CT (FSA)                                                 5.875     09/01/17+        5,708,850
    5,000   Detroit, Michigan, Water Supply Ser 1999 A (FGIC)                          5.75     07/01/26+        5,681,100
---------                                                                                                    -------------
   28,000                                                                                                       31,142,130
---------                                                                                                    -------------
  388,250   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $383,020,852)                                               405,828,011
---------                                                                                                    -------------

            SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.6%)
    7,100   Idaho Health Facilities Authority, St Luke's Regional Medical Center       1.12*    07/01/30         7,100,000
               Ser 2000 (FSA) (Demand 08/02/04)

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE           VALUE
---------   ---------------------------------------------------------------------    ------     --------     -------------
    3,600   Missouri Health & Educational Facilities Authority, Cox Health Ser         1.10*    06/01/15         3,600,000
               1997 (MBIA) (Demand 08/02/04)
    3,000   Harris County Health Facilities Development Corporation, Texas,            1.10*    12/01/32         3,000,000
---------                                                                                                    -------------
               Methodist Hospital Ser 2002 (Demand 08/02/04)
   13,700   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (Cost $13,700,000)                               13,700,000
---------                                                                                                    -------------
 $401,950   TOTAL INVESTMENTS (Cost $396,720,852) (a) (b)                             141.9%                   419,528,011
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                       2.1                      6,289,359
            PREFERRED SHARES OF BENEFICIAL INTEREST                                   (44.0)                  (130,160,020)
                                                                                     ------                  -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                              100.0%                 $ 295,657,350
                                                                                     ======                  =============


Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT         Alternative Minimum Tax.

COPs        Certificates of Participation.

ETM         Escrowed to maturity

ROLS        Reset Option Longs.

+           Prerefunded to call date shown.

+++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $8,083,323, which represents 1.9% of net assets applicable to common shareholders.

++ Currently a zero coupon security; will convert to 5.56% and 5.58%, respectively on January 1, 2011.

*           Current coupon of variable rate demand obligation.

** A portion of this securities has been physically segregated in connection with open futures contracts in the amount of $650,000.

(a) Securities have been designated as collateral in an amount equal to $83,177,841 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,978,586 and the aggregate gross unrealized depreciation is $171,427, resulting in net unrealized appreciation of $22,807,159.

Bond Insurance:

Ambac       Ambac Assurance Corporation.

FGIC        Financial Guaranty Insurance Company.

FSA         Financial Security Assurance Inc.

MBIA        Municipal Bond Investors Assurance Corporation.


Futures Contracts Open at July 31, 2004:

                                                  DESCRIPTION,                     UNDERLYING
NUMBER OF                                        DELIVERY MONTH                    FACE AMOUNT            UNREALIZED
CONTRACTS            LONG/SHORT                     AND YEAR                        AT VALUE             DEPRECIATION
---------            ----------                     --------                        --------             ------------
   250                  Short                  U.S. Treasury Notes
                                             5 Year, September 2004               $(27,375,000)           $(434,959)
   500                  Short                  U.S. Treasury Notes
                                             10 Year, September 2004               (55,359,375)          (1,525,748)
                                                                                                        -----------
                                            Net unrealized depreciation                                 $(1,960,707)
                                                                                                        ===========

                        Geographic Summary of Investments

             Based on Market Value as a Percent of Total Investments


Alaska             2.2%    Illinois              9.9%    Missouri            2.1%    South Carolina        3.6%
Arizona            1.0     Iowa                  1.6     Minnesota           2.0     Texas                13.2
California         4.8     Kentucky              3.5     Montana             0.6     Utah                  0.8
Colorado           2.1     Maryland              0.6     Nevada              2.9     Virginia              1.1
Delaware           3.9     Massachusetts         2.9     New Jersey          5.5     Washington            4.2
Florida            7.3     Michigan              2.6     New York            6.2                         -----
Georgia            3.0                                   North Carolina      0.6     Total               100.0%
Hawaii             5.1                                   Ohio                2.4                         =====
Idaho              1.7                                   Pennsylvania        2.6


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004


                                       3